Financial Instruments (Details) - Foreign Currency Risk [Member] - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 8,495,801	$ 5,662,674
EUR [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	178	173
EUR [Member] | Trade And Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure		(1,439)
USD [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	9,726,790	6,309,829
USD [Member] | Trade And Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	(1,196,358)	(607,150)
GBP [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	433	428
GBP [Member] | Trade And Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ (35,242)	$ (39,167)